Performance Management	Apr. 22, 2026
Tradr 2X Short CRML Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Short LITE Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Short MARA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
2X Short ONDS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Short RDW Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Short SNDK Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Short STX Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Short USAR Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Short UUUU Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Short WDC Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long ADI Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long AXTI Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long CPNG Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long MPWR Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long PDYN Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long SIDU Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long STX Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long TER Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long TTMI Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long YSS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com